Goldman Sachs Small/Mid Cap Growth Fund
Goldman Sachs Small/Mid Cap Growth Fund—Summary
Investment Objective
The Goldman Sachs Small/Mid Cap Growth Fund (the “Fund”) seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A or Class T Shares if you invest at least $50,000 or $250,000, respectively, in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 38 and “Shareholder Guide—Common Questions Applicable to the Purchase of Class T Shares” beginning on page 41 and in Appendix C—Additional Information About Sales Charge Variations, Waivers and Discounts on page 74 of the Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-100 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Goldman Sachs Small/Mid Cap Growth Fund		Class A	Class C	Institutional	Service	Class IR	Class R	Class R6	Class T
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none	none	none	none	none	none	2.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	none	1.00%	none	none	none	none	none	none
[1]	A contingent deferred sales charge ("CDSC") of 1% is imposed on Class C Shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Goldman Sachs Small/Mid Cap Growth Fund		Class A	Class C	Institutional	Service	Class IR	Class R	Class R6	Class T
Management Fees		0.97%	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%
Distribution and/or Service (12b-1) Fees		0.25%	0.75%	none	0.25%	none	0.50%	none	0.25%
Other Expenses	[1]	0.23%	0.48%	0.08%	0.33%	0.23%	0.23%	0.07%	0.23%
Service Fees		none	0.25%	none	none	none	none	none	none
Shareholder Administration Fees		none	none	none	0.25%	none	none	none	none
All Other Expenses		0.23%	0.23%	0.08%	0.08%	0.23%	0.23%	0.07%	0.23%
Total Annual Fund Operating Expenses		1.45%	2.20%	1.05%	1.55%	1.20%	1.70%	1.04%	1.45%
Fee Waivers and Expense Limitation	[2]	(0.14%)	(0.14%)	(0.12%)	(0.12%)	(0.14%)	(0.14%)	(0.12%)	(0.14%)
Total Annual Fund Operating Expenses	[3]	1.31%	2.06%	0.93%	1.43%	1.06%	1.56%	0.92%	1.31%
[1]	The "Other Expenses" for Class T Shares have been estimated to reflect expenses expected to be incurred during the current fiscal year.
[2]	The Investment Adviser has agreed to (i) waive a portion of its management fees in order to achieve an effective net management fee rate of 0.85% as an annual percentage rate of the average daily net assets of the Fund; and (ii) reduce or limit "Other Expenses" (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, shareholder administration fees, taxes, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) to 0.064% of the Fund's average daily net assets. Additionally, Goldman, Sachs & Co., the Fund's transfer agent, has agreed to waive a portion of its transfer agency fee (a component of "Other Expenses") equal to 0.03% as an annual percentage rate of the average daily net assets attributable to Class A, Class C, Class IR, Class R and Class T Shares of the Fund. These arrangements will remain in effect through at least April 28, 2018, and prior to such date, the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees. The Total Annual Fund Operating Expenses After Fee Waivers and Expense Limitation for Class A, Class C, Class IR and Class R Shares have been restated to reflect the fee waivers and expense limitation currently in effect.
[3]	After Fee Waivers and Expense Limitation

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in Class A, Class C, Institutional, Service, Class IR, Class R, Class R6 and/or Class T Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional, Service, Class IR, Class R, Class R6 and/or Class T Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Assuming complete redemption at end of period
Expense Example - Goldman Sachs Small/Mid Cap Growth Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	676	970	1,286	2,178
Class C Shares	309	675	1,167	2,523
Institutional Shares	95	322	568	1,272
Service Shares	146	478	833	1,835
Class IR Shares	108	367	646	1,442
Class R Shares	159	522	910	1,997
Class R6 Shares	94	319	562	1,260
Class T Shares	380	684	1,009	1,930

Assuming no redemption
Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
Goldman Sachs Small/Mid Cap Growth Fund | Class C Shares | USD ($)	209	675	1,167	2,523

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in the annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended August 31, 2016 was 67% of the average value of its portfolio.
Principal Strategy
The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in a diversified portfolio of equity investments in small and mid-cap issuers. Small or mid-cap issuers are issuers with public stock market capitalizations (based upon shares available for trading on an unrestricted basis) within the outside range of the market capitalizations of companies constituting the Russell 2000® Growth Index and the Russell Midcap® Growth Index, as last reported by the indexes prior to the time of investment. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities. As of September 30, 2016, the outside capitalization range of the companies in these indexes was between $15 million and $43 billion. The Fund seeks to achieve its investment objective by investing, under normal circumstances, in approximately 90-125 companies that are considered by the Investment Adviser to be positioned for long-term growth. Although the Fund invests primarily in publicly traded U.S. securities, it may invest up to 25% of its Net Assets in foreign securities, including securities of issuers in countries with emerging markets or economies (“emerging countries”) and securities quoted in foreign currencies. The Fund may also invest in privately held companies and companies that only recently began to trade publicly.

The Fund’s fundamental equity growth investment process involves evaluating potential investments based on specific characteristics believed to indicate a high-quality business with sustainable growth, including strong business franchises, favorable long-term prospects, and excellent management. The Investment Adviser will also consider valuation of companies when determining whether to buy and/or sell securities. The Investment Adviser may decide to sell a position for various reasons, including when a company’s fundamental outlook deteriorates, because of valuation and price considerations, for risk management purposes, or when a company is deemed to be misallocating capital or a company no longer fits within the Fund’s definition of a small/mid cap company. In addition, the Investment Adviser may sell a position in order to meet shareholder redemptions.

The Fund may invest up to 20% of its Net Assets in fixed income securities, such as government, corporate and bank debt obligations.

The Fund’s benchmark index is the Russell 2500® Growth Index.
Principal Risks of the Fund
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing.

Investment Style Risk.  Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Large Shareholder Transactions Risk.  The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s net asset value (“NAV”) and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Market Risk.  The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

Mid-Cap and Small-Cap Risk.  Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Stock Risk. Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.
Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class C, Institutional, Service, Class IR, Class R, Class R6 and Class T Shares compare to those of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling the appropriate phone number on the back cover of the Prospectus.

The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.
TOTAL RETURN CALENDAR YEAR (CLASS A)

Best Quarter Q2 ’09 +21.61% Worst Quarter Q4 ’08 -27.93%
AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2016
Average Annual Total Returns - Goldman Sachs Small/Mid Cap Growth Fund		1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A Shares		(5.74%)	11.03%	8.23%	8.75%	Jun. 30, 2005
Class A Shares | Returns After Taxes on Distributions		(6.50%)	9.72%	7.33%	7.94%	Jun. 30, 2005
Class A Shares | Returns After Taxes on Distributions and Sale of Fund Shares		(2.57%)	8.70%	6.64%	7.15%	Jun. 30, 2005
Class A Shares | Russell 2500® Growth Index (reflects no deduction for fees or expenses)		9.70%	13.86%	8.24%	9.00%	Jun. 30, 2005
Class C Shares		(2.01%)	11.44%	8.02%	8.43%	Jun. 30, 2005
Class C Shares | Russell 2500® Growth Index (reflects no deduction for fees or expenses)		9.70%	13.86%	8.24%	9.00%	Jun. 30, 2005
Institutional Shares		0.11%	12.73%	9.27%	9.68%	Jun. 30, 2005
Institutional Shares | Russell 2500® Growth Index (reflects no deduction for fees or expenses)		9.70%	13.86%	8.24%	9.00%	Jun. 30, 2005
Service Shares		(0.35%)	12.15%	8.73%	9.13%	Jun. 30, 2005
Service Shares | Russell 2500® Growth Index (reflects no deduction for fees or expenses)		9.70%	13.86%	8.24%	9.00%	Jun. 30, 2005
Class IR Shares		0.01%	12.56%		8.16%	Nov. 30, 2007
Class IR Shares | Russell 2500® Growth Index (reflects no deduction for fees or expenses)		9.70%	13.86%		7.98%	Nov. 30, 2007
Class R Shares		(0.52%)	12.00%		7.62%	Nov. 30, 2007
Class R Shares | Russell 2500® Growth Index (reflects no deduction for fees or expenses)		9.70%	13.86%		7.98%	Nov. 30, 2007
Class R6 Shares	[1]	0.16%	12.74%	9.28%	9.69%	Jul. 31, 2015
Class R6 Shares | Russell 2500® Growth Index (reflects no deduction for fees or expenses)	[1]	9.70%	13.86%	8.24%	9.00%	Jul. 31, 2015
Class T Shares	[2]	(5.74%)	11.03%	8.23%	8.75%	Apr. 28, 2017
Class T Shares | Russell 2500® Growth Index (reflects no deduction for fees or expenses)	[2]	9.70%	13.86%	8.24%	9.00%	Apr. 28, 2017
[1]	Class R6 Shares commenced operations on July 31, 2015. Prior to that date, the performance of the Class R6 Shares shown in the table above is that of the Institutional Shares. Performance has not been adjusted to reflect the lower expenses of Class R6 Shares. Class R6 Shares would have had similar returns (because these share classes represent interests in the same portfolio of securities) that differed only to the extent that Class R6 Shares and Institutional Shares have different expenses.
[2]	As of the date of the Prospectus, Class T Shares have not commenced operations. Performance of Class T Shares shown in the table above is that of Class A Shares. Performance has not been adjusted to reflect the lower maximum sales charge (load) imposed on purchases of Class T Shares. Class T Shares would have had higher returns because: (i) Class A Shares and Class T Shares represent interests in the same portfolio of securities; and (ii) Class T Shares impose a lower maximum sales charge (load) on purchases.

The after-tax returns are for Class A Shares only. The after-tax returns for Class C, Institutional, Service, Class IR and Class T Shares, and returns for Class R and Class R6 Shares (which are offered exclusively to employee benefit plans), will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.